ACR Multi-Strategy Quality Return (MQR) Fund

Class I Shares (Ticker Symbol: MQRIX)

ACR International Quality Return (IQR) Fund

Class I Shares (Ticker Symbol: IQRIX)

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated April 14, 2022, to the

Statement of Additional Information (“SAI”) dated April 1, 2022.

Effective immediately, the “Ownership of the Funds by the Portfolio Managers” section of the SAI is deleted in its entirety and replaced with the following:

Ownership of the Funds by the Portfolio Managers. The following chart sets forth the dollar range of Fund shares owned by each portfolio manager in the Funds as of November 30, 2021:

Name of Portfolio Manager	Dollar Range of Securities in each Fund Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Mark Unferth	None	None
Nicholas Tompras	Over $1,000,000	Over $1,000,000
Willem Schilpzand	$100,001 - $500,000	Over $1,000,000
Tim Piechowski	$100,001 - $500,000	$10,001 - $50,000

Please file this Supplement with your records.